UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2021

Date of reporting period:	05/31/2021

Item 1 – Reports to Stockholders

PGIM JENNISON 20/20 FOCUS FUND

SEMIANNUAL REPORT

MAY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period ended May 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison 20/20 Focus Fund

July 15, 2021

PGIM Jennison 20/20 Focus Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 5/31/21

	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	13.30	36.03	16.73	11.84	—
Class C	12.81	41.90	17.24	11.69	—
Class R	13.15	43.53	17.77	12.23	—
Class Z	13.46	44.38	18.44	12.82	—
Class R6	13.45	44.48	18.50	12.93	—
S&P 500 Index
	16.95	40.31	17.16	14.37	—
Russell 1000 Index
	16.88	42.66	17.46	14.41	—

* Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000® Index, an index that represents approximately 98% of the US market.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison 20/20 Focus Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	6.1%
Microsoft Corp.	Software	5.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.3%
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2.9%
General Motors Co.	Automobiles	2.8%
JPMorgan Chase & Co.	Banks	2.7%
Union Pacific Corp.	Road & Rail	2.7%
Linde PLC (United Kingdom)	Chemicals	2.7%
PNC Financial Services Group, Inc. (The)	Banks	2.7%
Airbus SE (France), ADR	Aerospace & Defense	2.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison 20/20 Focus Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison 20/20 Focus Fund		Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,133.00	1.19%	$6.33
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99
Class C	Actual	$1,000.00	$1,128.10	1.95%	$10.35
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80
Class R	Actual	$1,000.00	$1,131.50	1.45%	$7.71
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29
Class Z	Actual	$1,000.00	$1,134.60	0.88%	$4.68
	Hypothetical	$1,000.00	$1,020.54	0.88%	$4.43
Class R6	Actual	$1,000.00	$1,134.50	0.84%	$4.47
	Hypothetical	$1,000.00	$1,020.74	0.84%	$4.23

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 2.7%
Airbus SE (France), ADR*	911,797	$29,815,762

Automobiles 5.5%
General Motors Co.*	530,890	31,487,086
Tesla, Inc.*	47,447	29,664,813

		61,151,899

Banks 5.4%
JPMorgan Chase & Co.	184,171	30,248,245
PNC Financial Services Group, Inc. (The)	153,847	29,950,934

		60,199,179

Building Products 2.5%
Johnson Controls International PLC	421,945	28,076,220

Capital Markets 2.7%
Goldman Sachs Group, Inc. (The)	79,552	29,594,935

Chemicals 2.7%
Linde PLC (United Kingdom)	100,450	30,195,270

Entertainment 2.1%
Netflix, Inc.*	31,202	15,688,678
Spotify Technology SA*	30,922	7,469,827

		23,158,505

Food & Staples Retailing 2.2%
Walmart, Inc.	173,427	24,631,837

Health Care Providers & Services 2.0%
Cigna Corp.	83,559	21,629,247

Hotels, Restaurants & Leisure 2.5%
Airbnb, Inc. (Class A Stock)*(a)	70,950	9,961,380
Royal Caribbean Cruises Ltd.*	190,870	17,802,445

		27,763,825

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 4.5%
Chubb Ltd.	131,125	$22,289,939
MetLife, Inc.	418,928	27,381,134

		49,671,073

Interactive Media & Services 11.8%
Alphabet, Inc. (Class A Stock)*	28,590	67,382,341
Facebook, Inc. (Class A Stock)*	77,622	25,516,680
Match Group, Inc.*	157,626	22,600,416
Snap, Inc. (Class A Stock)*	254,750	15,825,070

		131,324,507

Internet & Direct Marketing Retail 5.8%
Amazon.com, Inc.*	14,671	47,285,660
MercadoLibre, Inc. (Argentina)*	12,394	16,839,356

		64,125,016

IT Services 12.3%
Adyen NV (Netherlands), 144A*	6,843	15,859,143
Affirm Holdings, Inc.*	132,759	8,073,075
Mastercard, Inc. (Class A Stock)	44,456	16,029,945
Okta, Inc.*	50,896	11,321,306
PayPal Holdings, Inc.*	64,520	16,776,491
Shopify, Inc. (Canada) (Class A Stock)*	23,684	29,436,133
Snowflake, Inc. (Class A Stock)*	23,146	5,509,442
Square, Inc. (Class A Stock)*	75,843	16,876,584
Twilio, Inc. (Class A Stock)*	50,670	17,025,120

		136,907,239

Multi-Utilities 1.9%
Dominion Energy, Inc.	280,452	21,353,615

Oil, Gas & Consumable Fuels 2.5%
ConocoPhillips	504,297	28,109,515

Personal Products 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	46,876	14,368,431

Pharmaceuticals 2.4%
Eli Lilly & Co.	135,890	27,142,669

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 4.2%
Uber Technologies, Inc.*	327,914	$16,667,868
Union Pacific Corp.	134,408	30,205,510

		46,873,378

Semiconductors & Semiconductor Equipment 5.0%
NVIDIA Corp.	36,156	23,493,445
Texas Instruments, Inc.	166,735	31,649,638

		55,143,083

Software 8.3%
Adobe, Inc.*	38,018	19,183,122
Microsoft Corp.	233,704	58,351,215
RingCentral, Inc. (Class A Stock)*	35,051	9,199,836
Trade Desk, Inc. (The) (Class A Stock)*	8,447	4,968,019

		91,702,192

Specialty Retail 1.7%
Lowe’s Cos., Inc.	98,349	19,161,336

Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	214,575	26,738,191

Textiles, Apparel & Luxury Goods 4.5%
Lululemon Athletica, Inc.*	37,630	12,159,382
LVMH Moet Hennessy Louis Vuitton SE (France)	33,549	26,871,888
NIKE, Inc. (Class B Stock)	81,484	11,119,307

		50,150,577

TOTAL LONG-TERM INVESTMENTS (cost $687,693,263)		1,098,987,501

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	10,811,594	10,811,594

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $9,876,990; includes $9,875,947 of cash collateral for securities on loan)(b)(wa)	9,882,163	$9,876,234

TOTAL SHORT-TERM INVESTMENTS (cost $20,688,584)		20,687,828

TOTAL INVESTMENTS 100.7% (cost $708,381,847)		1,119,675,329
Liabilities in excess of other assets (0.7)%		(8,027,000)

NET ASSETS 100.0%		$1,111,648,329

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,630,770; cash collateral of $9,875,947 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

12

The following is a summary of the inputs used as of May 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 29,815,762	$—	$—
Automobiles	61,151,899	—	—
Banks	60,199,179	—	—
Building Products	28,076,220	—	—
Capital Markets	29,594,935	—	—
Chemicals	30,195,270	—	—
Entertainment	23,158,505	—	—
Food & Staples Retailing	24,631,837	—	—
Health Care Providers & Services	21,629,247	—	—
Hotels, Restaurants & Leisure	27,763,825	—	—
Insurance	49,671,073	—	—
Interactive Media & Services	131,324,507	—	—
Internet & Direct Marketing Retail	64,125,016	—	—
IT Services	121,048,096	15,859,143	—
Multi-Utilities	21,353,615	—	—
Oil, Gas & Consumable Fuels	28,109,515	—	—
Personal Products	14,368,431	—	—
Pharmaceuticals	27,142,669	—	—
Road & Rail	46,873,378	—	—
Semiconductors & Semiconductor Equipment	55,143,083	—	—
Software	91,702,192	—	—
Specialty Retail	19,161,336	—	—
Technology Hardware, Storage & Peripherals	26,738,191	—	—
Textiles, Apparel & Luxury Goods	23,278,689	26,871,888	—
Short-Term Investments
Affiliated Mutual Funds	20,687,828	—	—

Total	$1,076,944,298	$42,731,031	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2021 were as follows:

IT Services	12.3%
Interactive Media & Services	11.8
Software	8.3
Internet & Direct Marketing Retail	5.8
Automobiles	5.5
Banks	5.4
Semiconductors & Semiconductor Equipment	5.0
Textiles, Apparel & Luxury Goods	4.5
Insurance	4.5

Road & Rail	4.2%
Chemicals	2.7
Aerospace & Defense	2.7
Capital Markets	2.7
Oil, Gas & Consumable Fuels	2.5
Building Products	2.5
Hotels, Restaurants & Leisure	2.5
Pharmaceuticals	2.4
Technology Hardware, Storage & Peripherals	2.4

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Industry Classification (continued):

Food & Staples Retailing	2.2%
Entertainment	2.1
Health Care Providers & Services	2.0
Multi-Utilities	1.9
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	1.8
Specialty Retail	1.7

Personal Products	1.3%

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,630,770	$(9,630,770)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of May 31, 2021

Assets
Investments at value, including securities on loan of $9,630,770:
Unaffiliated investments (cost $687,693,263)	$1,098,987,501
Affiliated investments (cost $20,688,584)	20,687,828
Receivable for investments sold	18,383,920
Dividends receivable	1,125,360
Receivable for Fund shares sold	611,760
Tax reclaim receivable	84,297
Prepaid expenses	224,658

Total Assets	1,140,105,324

Liabilities
Payable for investments purchased	14,541,238
Payable to broker for collateral for securities on loan	9,875,947
Payable for Fund shares purchased	1,396,861
Payable to custodian	821,819
Loan payable	801,000
Management fee payable	692,091
Distribution fee payable	255,016
Affiliated transfer agent fee payable	64,803
Trustees’ fees payable	4,537
Accrued expenses and other liabilities	3,683

Total Liabilities	28,456,995

Net Assets	$1,111,648,329

Net assets were comprised of:
Shares of beneficial interest, at par	$58,329
Paid-in capital in excess of par	529,253,512
Total distributable earnings (loss)	582,336,488

Net assets, May 31, 2021	$1,111,648,329

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	15

Statement of Assets and Liabilities (unaudited)

as of May 31, 2021

Class A
Net asset value and redemption price per share, ($837,919,434 ÷ 44,023,888 outstanding shares of beneficial interest)	$19.03
Maximum sales charge (5.50% of offering price)	1.11

Maximum offering price to public	$20.14

Class C
Net asset value, offering price and redemption price per share, ($29,399,350 ÷ 2,573,373 outstanding shares of beneficial interest)	$11.42

Class R
Net asset value, offering price and redemption price per share, ($51,329,601 ÷ 2,900,837 outstanding shares of beneficial interest)	$17.69

Class Z
Net asset value, offering price and redemption price per share, ($181,555,205 ÷ 8,312,372 outstanding shares of beneficial interest)	$21.84

Class R6
Net asset value, offering price and redemption price per share, ($11,444,739 ÷ 518,212 outstanding shares of beneficial interest)	$22.09

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended May 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $32,589 foreign withholding tax)	$5,386,029
Income from securities lending, net (including affiliated income of $20,587)	25,556
Affiliated dividend income	12,116

Total income	5,423,701

Expenses
Management fee	4,076,439
Distribution fee(a)	1,588,162
Transfer agent’s fees and expenses (including affiliated expense of $196,575)(a)	516,846
Shareholders’ reports	96,176
Custodian and accounting fees	70,696
Registration fees(a)	40,648
Legal fees and expenses	19,541
Audit fee	14,014
Trustees’ fees	11,803
Miscellaneous	21,086

Total expenses	6,455,411
Less: Fee waiver and/or expense reimbursement(a)	(6,975)
Distribution fee waiver(a)	(64,123)

Net expenses	6,384,313

Net investment income (loss)	(960,612)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,263))	173,935,064
Foreign currency transactions	(65,810)

173,869,254

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(756))	(36,537,161)
Foreign currencies	1,590

(36,535,571)

Net gain (loss) on investment and foreign currency transactions	137,333,683

Net Increase (Decrease) In Net Assets Resulting From Operations	$136,373,071

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,223,839	171,953	192,370	—	—
Transfer agent’s fees and expenses	385,814	20,742	34,196	75,960	134
Registration fees	10,132	7,747	7,598	7,598	7,573
Fee waiver and/or expense reimbursement	—	—	—	—	(6,975)
Distribution fee waiver	—	—	(64,123)	—	—

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2021	Year Ended November 30, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(960,612)	$914,544
Net realized gain (loss) on investment and foreign currency transactions	173,869,254	115,666,923
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(36,535,571)	134,384,150

Net increase (decrease) in net assets resulting from operations	136,373,071	250,965,617

Dividends and Distributions
Distributions from distributable earnings
Class A	(85,250,971)	(48,911,734)
Class B	—	(690,759)
Class C	(6,667,904)	(5,430,237)
Class R	(5,802,850)	(3,546,361)
Class Z	(18,298,435)	(11,546,216)
Class R6	(278,719)	(109,205)

	(116,298,879)	(70,234,512)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,534,934	36,304,637
Net asset value of shares issued in reinvestment of dividends and distributions	111,729,678	66,835,067
Cost of shares purchased	(92,724,353)	(199,988,335)

Net increase (decrease) in net assets from Fund share transactions	39,540,259	(96,848,631)

Total increase (decrease)	59,614,451	83,882,474

Net Assets:
Beginning of period	1,052,033,878	968,151,404

End of period	$1,111,648,329	$1,052,033,878

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of two series: PGIM Jennison 20/20 Focus Fund and PGIM Jennison MLP Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison 20/20 Focus Fund (the “Fund”).

The investment objective of the Fund is long-term growth of capital.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison 20/20 Focus Fund	19

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

20

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

PGIM Jennison 20/20 Focus Fund	21

Notes to Financial Statements (unaudited) (continued)

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific

22

expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $1 billion and 0.70% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended May 31, 2021.

The Manager has contractually agreed, through March 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.84% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison 20/20 Focus Fund	23

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through March 31, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended May 31, 2021, PIMS received $188,156 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2021, PIMS received $107 and $515 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

24

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2021, were $424,621,591 and $496,220,490, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$9,226,843	$175,968,293	$174,383,542	$—	$—	$10,811,594	10,811,594	$12,116

PGIM Institutional Money Market Fund (1)(b)(wa)
1,393	181,423,794	171,545,934	(756)	(2,263)	9,876,234	9,882,163	20,587	(2)

$9,228,236	$357,392,087	$345,929,476	$(756)	$(2,263)	$20,687,828		$32,703

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Jennison 20/20 Focus Fund	25

Notes to Financial Statements (unaudited) (continued)

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2021 were as follows:

Tax Basis	$710,278,164

Gross Unrealized Appreciation	424,797,853
Gross Unrealized Depreciation	(15,400,688)

Net Unrealized Appreciation	$409,397,165

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

26

As of May 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

		Percentage of Outstanding Shares
	Number of Shares
Class A	44,003	0.1%
Class R	1,650,154	56.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of	Percentage of	Number of	Percentage of
Shareholders	Outstanding Shares	Shareholders	Outstanding Shares
—	—%	2	39.5%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2021:
Shares sold	619,368	$11,333,438
Shares issued in reinvestment of dividends and distributions	4,761,877	83,189,986
Shares purchased	(3,084,035)	(56,414,732)

Net increase (decrease) in shares outstanding before conversion	2,297,210	38,108,692
Shares issued upon conversion from other share class(es)	684,149	12,954,348
Shares purchased upon conversion into other share class(es)	(192,103)	(3,522,477)

Net increase (decrease) in shares outstanding	2,789,256	$47,540,563

Year ended November 30, 2020:
Shares sold	1,057,349	$16,471,048
Shares issued in reinvestment of dividends and distributions	3,177,701	47,697,297
Shares purchased	(7,742,650)	(120,739,254)

Net increase (decrease) in shares outstanding before conversion	(3,507,600)	(56,570,909)
Shares issued upon conversion from other share class(es)	1,498,274	22,643,010
Shares purchased upon conversion into other share class(es)	(442,667)	(6,966,585)

Net increase (decrease) in shares outstanding	(2,451,993)	$(40,894,484)

Class B
Period ended June 26, 2020*:
Shares sold	5,450	$52,039
Shares issued in reinvestment of dividends and distributions	71,222	684,442
Shares purchased	(52,952)	(494,505)

Net increase (decrease) in shares outstanding before conversion	23,720	241,976
Shares purchased upon conversion into other share class(es)	(688,533)	(6,511,962)

Net increase (decrease) in shares outstanding	(664,813)	$(6,269,986)

PGIM Jennison 20/20 Focus Fund	27

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended May 31, 2021:
Shares sold	166,347	$1,821,152
Shares issued in reinvestment of dividends and distributions	616,635	6,486,997
Shares purchased	(335,784)	(3,717,160)

Net increase (decrease) in shares outstanding before conversion	447,198	4,590,989
Shares purchased upon conversion into other share class(es)	(1,131,863)	(12,914,158)

Net increase (decrease) in shares outstanding	(684,665)	$(8,323,169)

Year ended November 30, 2020:
Shares sold	295,434	$2,882,096
Shares issued in reinvestment of dividends and distributions	520,212	5,066,864
Shares purchased	(1,035,106)	(10,075,240)

Net increase (decrease) in shares outstanding before conversion	(219,460)	(2,126,280)
Shares purchased upon conversion into other share class(es)	(1,690,970)	(16,628,545)

Net increase (decrease) in shares outstanding	(1,910,430)	$(18,754,825)

Class R
Six months ended May 31, 2021:
Shares sold	92,172	$1,576,645
Shares issued in reinvestment of dividends and distributions	354,301	5,760,932
Shares purchased	(382,484)	(6,511,920)

Net increase (decrease) in shares outstanding	63,989	$825,657

Year ended November 30, 2020:
Shares sold	254,002	$3,667,113
Shares issued in reinvestment of dividends and distributions	246,511	3,478,274
Shares purchased	(1,062,399)	(15,233,345)

Net increase (decrease) in shares outstanding	(561,886)	$(8,087,958)

Class Z
Six months ended May 31, 2021:
Shares sold	200,186	$4,148,410
Shares issued in reinvestment of dividends and distributions	801,793	16,051,898
Shares purchased	(1,211,000)	(25,447,467)

Net increase (decrease) in shares outstanding before conversion	(209,021)	(5,247,159)
Shares issued upon conversion from other share class(es)	176,571	3,707,869
Shares purchased upon conversion into other share class(es)	(344,446)	(7,440,476)

Net increase (decrease) in shares outstanding	(376,896)	$(8,979,766)

Year ended November 30, 2020:
Shares sold	736,964	$11,832,682
Shares issued in reinvestment of dividends and distributions	578,117	9,799,078
Shares purchased	(3,103,337)	(52,406,783)

Net increase (decrease) in shares outstanding before conversion	(1,788,256)	(30,775,023)
Shares issued upon conversion from other share class(es)	455,127	8,013,917
Shares purchased upon conversion into other share class(es)	(41,386)	(750,110)

Net increase (decrease) in shares outstanding	(1,374,515)	$(23,511,216)

28

Class R6	Shares	Amount
Six months ended May 31, 2021:
Shares sold	76,779	$1,655,289
Shares issued in reinvestment of dividends and distributions	11,851	239,865
Shares purchased	(30,161)	(633,074)

Net increase (decrease) in shares outstanding before conversion	58,469	1,262,080
Shares issued upon conversion from other share class(es)	329,904	7,214,894

Net increase (decrease) in shares outstanding	388,373	$8,476,974

Year ended November 30, 2020:
Shares sold	78,213	$1,399,659
Shares issued in reinvestment of dividends and distributions	6,373	109,112
Shares purchased	(58,213)	(1,039,208)

Net increase (decrease) in shares outstanding before conversion	26,373	469,563
Shares issued upon conversion from other share class(es)	10,848	200,275

Net increase (decrease) in shares outstanding	37,221	$669,838

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2021. The average daily balance for the 37 days that the Fund had loans outstanding during the period was approximately $853,432, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $2,125,000. At May 31, 2021,

PGIM Jennison 20/20 Focus Fund	29

Notes to Financial Statements (unaudited) (continued)

the Fund had an outstanding loan balance of $801,000.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Growth and Value Style Risks: The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

30

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a

PGIM Jennison 20/20 Focus Fund	31

Notes to Financial Statements (unaudited) (continued)

fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

11.    Other Matters

On December 9, 2020, the Board of Trustees of Prudential Investment Portfolios 18 and Prudential Investment Portfolios 3 approved the reorganization (the Reorganization) of PGIM Jennison 20/20 Focus Fund (the Target Fund) into PGIM Jennison Focused Growth Fund (the Acquiring Fund). The Reorganization is subject to approval by shareholders of the Target Fund. A special meeting of the Target Fund shareholders will be held on August 10, 2021. It is expected that the Reorganization, if approved, would be completed during the third quarter of 2021.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.79		$15.56	$15.13	$17.47	$15.08	$17.48
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.01	0.04	0.05	- (b)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33		4.35	1.64	0.66	3.72	(0.04)
Total from investment operations	2.31		4.36	1.68	0.71	3.72	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.04)	(0.05)	-	-	-
Distributions from net realized gains	(2.06)		(1.09)	(1.20)	(3.05)	(1.33)	(2.38)
Total dividends and distributions	(2.07)		(1.13)	(1.25)	(3.05)	(1.33)	(2.38)
Net asset value, end of period	$19.03		$18.79	$15.56	$15.13	$17.47	$15.08
Total Return(c):	13.30%		29.84%	13.32%	4.67%	26.80%	0.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$837,919		$774,846	$679,905	$625,305	$669,346	$629,270
Average net assets (000)	$818,134		$687,253	$640,722	$669,459	$635,030	$668,587
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.19	%(f)	1.20%	1.22%	1.19%	1.21%	1.20%
Expenses before waivers and/or expense reimbursement	1.19	%(f)	1.20%	1.22%	1.19%	1.21%	1.20%
Net investment income (loss)	(0.19	)%(f)	0.09%	0.28%	0.35%	(0.03)%	0.11%
Portfolio turnover rate(g)	40%		74%	58%	43%	74%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2021		2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.11		$10.45		$10.62	$13.24	$11.81	$14.30
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.06	)(b)	(0.04)	(0.04)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		2.81		1.07	0.47	2.85	(0.04)
Total from investment operations	1.37		2.75		1.03	0.43	2.76	(0.11)
Less Dividends and Distributions:
Distributions from net realized gains	(2.06)		(1.09)		(1.20)	(3.05)	(1.33)	(2.38)
Net asset value, end of period	$11.42		$12.11		$10.45	$10.62	$13.24	$11.81
Total Return(c):	12.81%		28.86%		12.63%	3.90%	26.00%	(0.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,399		$39,446		$53,995	$135,532	$168,242	$192,968
Average net assets (000)	$34,485		$42,312		$87,750	$156,720	$174,421	$221,915
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.95	%(f)	1.93%		1.91%	1.87%	1.91%	1.90%
Expenses before waivers and/or expense reimbursement	1.95	%(f)	1.93%		1.91%	1.87%	1.91%	1.90%
Net investment income (loss)	(0.98	)%(f)	(0.62)%		(0.42)%	(0.34)%	(0.74)%	(0.60)%
Portfolio turnover rate(g)	40%		74%		58%	43%	74%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2021		2020		2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.62		$14.67		$14.34	$16.75	$14.53	$16.97
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.02	)(b)	0.01	0.01	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.17		4.07		1.54	0.63	3.59	(0.05)
Total from investment operations	2.13		4.05		1.55	0.64	3.55	(0.06)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)		(0.02)	-	-	-
Distributions from net realized gains	(2.06)		(1.09)		(1.20)	(3.05)	(1.33)	(2.38)
Total dividends and distributions	(2.06)		(1.10)		(1.22)	(3.05)	(1.33)	(2.38)
Net asset value, end of period	$17.69		$17.62		$14.67	$14.34	$16.75	$14.53
Total Return(c):	13.15%		29.46%		13.04%	4.43%	26.62%	(0.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,330		$49,991		$49,859	$53,740	$61,400	$63,035
Average net assets (000)	$51,439		$45,653		$50,419	$59,521	$61,905	$72,005
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45	%(f)	1.46%		1.46%	1.45%	1.41%	1.40%
Expenses before waivers and/or expense reimbursement	1.70	%(f)	1.71%		1.71%	1.70%	1.66%	1.65%
Net investment income (loss)	(0.46	)%(f)	(0.16)%		0.04%	0.10%	(0.24)%	(0.09)%
Portfolio turnover rate(g)	40%		74%		58%	43%	74%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.29		$17.48	$16.82	$19.04	$16.28	$18.65
Income (loss) from investment operations:
Net investment income (loss)	0.01	(b)	0.07	0.10	0.12	0.05	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.66		4.91	1.86	0.71	4.05	(0.04)
Total from investment operations	2.67		4.98	1.96	0.83	4.10	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.08)	(0.10)	-	(0.01)	(0.01)
Distributions from net realized gains	(2.06)		(1.09)	(1.20)	(3.05)	(1.33)	(2.38)
Total dividends and distributions	(2.12)		(1.17)	(1.30)	(3.05)	(1.34)	(2.39)
Net asset value, end of period	$21.84		$21.29	$17.48	$16.82	$19.04	$16.28
Total Return(c):	13.46%		30.24%	13.74%	4.97%	27.24%	0.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$181,555		$184,958	$175,890	$204,828	$245,992	$246,761
Average net assets (000)	$188,936		$165,790	$177,194	$230,237	$241,318	$367,508
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.88	%(f)	0.89%	0.89%	0.87%	0.91%	0.90%
Expenses before waivers and/or expense reimbursement	0.88	%(f)	0.89%	0.89%	0.87%	0.91%	0.90%
Net investment income (loss)	0.11	%(f)	0.41%	0.61%	0.68%	0.27%	0.37%
Portfolio turnover rate(g)	40%		74%	58%	43%	74%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$21.51		$17.65	$16.97	$19.17	$16.38	$18.76
Income (loss) from investment operations:
Net investment income (loss)	0.02	(b)	0.08	0.11	0.12	0.07	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69		4.96	1.88	0.73	4.08	(0.04)
Total from investment operations	2.71		5.04	1.99	0.85	4.15	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.09)	(0.11)	-	(0.03)	(0.04)
Distributions from net realized gains	(2.06)		(1.09)	(1.20)	(3.05)	(1.33)	(2.38)
Total dividends and distributions	(2.13)		(1.18)	(1.31)	(3.05)	(1.36)	(2.42)
Net asset value, end of period	$22.09		$21.51	$17.65	$16.97	$19.17	$16.38
Total Return(c) :	13.45%		30.36%	13.71%	5.06%	27.42%	0.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,445		$2,792	$1,634	$9,090	$8,496	$7,428
Average net assets (000)	$3,473		$2,063	$5,438	$8,972	$7,957	$8,424
Ratios to average net assets(d)(e) :
Expenses after waivers and/or expense reimbursement	0.84	%(f)	0.84%	0.84%	0.84%	0.78%	0.77%
Expenses before waivers and/or expense reimbursement	1.24	%(f)	1.54%	1.08%	0.95%	0.78%	0.77%
Net investment income (loss)	0.21	%(f)	0.43%	0.70%	0.71%	0.39%	0.52%
Portfolio turnover rate(g)	40%		74%	58%	43%	74%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison 20/20 Focus Fund	37

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison 20/20 Focus Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s

Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PTWAX	PTWCX	JTWRX	PTWZX	PJTQX
CUSIP	74440G107	74440G305	74440G503	74440G404	74440G602

MF183E2

PGIM JENNISON MLP FUND

SEMIANNUAL REPORT

MAY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison MLP Fund informative and useful. The report covers performance for the six-month period ended May 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison MLP Fund

July 15, 2021

PGIM Jennison MLP Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 5/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	32.67	30.63	–0.43	–2.32 (12/18/13)
Class C	31.97	36.21	–0.07	–2.32 (12/18/13)
Class Z	32.76	38.81	0.97	–1.31 (12/18/13)
Class R6	32.76	38.81	N/A	–2.07 (1/26/18)
Alerian MLP Index
	44.09	43.63	–1.06	—
S&P 500 Index
	16.95	40.31	17.16	—

Average Annual Total Returns as of 5/31/21 Since Inception (%)
	Class A, C, Z (12/18/13)	Class R6 (1/26/18)
Alerian MLP Index	–4.14	–3.62
S&P 500 Index	13.95	14.83

* Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Alerian MLP Index—The Alerian MLP Index is an unmanaged index and the leading gauge of energy Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index constituents represent approximately 85% of total float-adjusted market capitalization.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison MLP Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Energy Transfer LP	Oil & Gas Storage & Transportation	9.2%
Targa Resources Corp.	Oil & Gas Storage & Transportation	8.1%
MPLX LP	Oil & Gas Storage & Transportation	6.6%
Cheniere Energy, Inc.	Oil & Gas Storage & Transportation	6.4%
Western Midstream Partners LP	Oil & Gas Storage & Transportation	6.2%
ONEOK, Inc.	Oil & Gas Storage & Transportation	6.1%
Williams Cos., Inc. (The)	Oil & Gas Storage & Transportation	6.1%
DCP Midstream LP	Oil & Gas Storage & Transportation	5.6%
Enterprise Products Partners LP	Oil & Gas Storage & Transportation	5.6%
Pembina Pipeline Corp. (Canada)	Oil & Gas Storage & Transportation	5.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison MLP Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). The expenses in the table do not reflect current/deferred tax benefits or expenses. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison MLP Fund		Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,326.70	1.50%	$8.70
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54
Class C	Actual	$1,000.00	$1,319.70	2.24%	$12.95
	Hypothetical	$1,000.00	$1,013.76	2.24%	$11.25
Class Z	Actual	$1,000.00	$1,327.60	1.18%	$6.85
	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94
Class R6	Actual	$1,000.00	$1,327.60	1.14%	$6.62
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 47.6%

Oil & Gas Refining & Marketing 0.7%
New Fortress Energy, Inc.	73,607	$3,098,855

Oil & Gas Storage & Transportation 46.9%
Antero Midstream Corp.	415,769	3,991,381
Cheniere Energy, Inc.*	325,049	27,596,660
Enbridge, Inc. (Canada)	372,318	14,321,938
Equitrans Midstream Corp.	960,790	7,916,910
Gibson Energy, Inc. (Canada)	449,325	8,878,265
Keyera Corp. (Canada)	248,836	6,171,207
Kinder Morgan, Inc.	744,772	13,659,119
ONEOK, Inc.	501,939	26,472,263
Pembina Pipeline Corp. (Canada)	716,004	23,141,249
Targa Resources Corp.	896,710	34,846,151
TC Energy Corp. (Canada)	167,526	8,557,617
Williams Cos., Inc. (The)	996,707	26,253,262

		201,806,022

TOTAL COMMON STOCKS
(cost $182,389,345)		204,904,877

MASTER LIMITED PARTNERSHIPS 51.6%

Oil & Gas Storage & Transportation 49.6%
Crestwood Equity Partners LP	132,562	3,799,227
DCP Midstream LP	960,389	24,172,991
Energy Transfer LP	4,011,115	39,710,038
Enterprise Products Partners LP	1,022,746	24,147,033
Genesis Energy LP	412,300	3,850,882
Hess Midstream LP (Class A Stock)	165,733	4,221,219
Magellan Midstream Partners LP	344,351	16,973,061
MPLX LP	996,238	28,522,294
NuStar Energy LP	321,346	5,896,699
Phillips 66 Partners LP	320,658	12,851,973
Plains All American Pipeline LP	419,964	4,422,221
Plains GP Holdings LP (Class A Stock)*	1,690,623	18,444,697
Western Midstream Partners LP	1,346,408	26,901,232

		213,913,567

See Notes to Financial Statements.

PGIM Jennison MLP Fund    9

Schedule of Investments (unaudited) (continued)

as of May 31, 2021

Description	Shares	Value

MASTER LIMITED PARTNERSHIPS (Continued)

Renewable Electricity 2.0%
NextEra Energy Partners LP	126,699	$8,662,411

TOTAL MASTER LIMITED PARTNERSHIPS
(cost $189,022,027)		222,575,978

PREFERRED STOCK 0.7%

Electric Utilities
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23
(cost $3,232,630)	64,330	3,112,285

TOTAL LONG-TERM INVESTMENTS
(cost $374,644,002)		430,593,140

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $5,095,375)(wb)	5,095,375	5,095,375

TOTAL INVESTMENTS 101.1%
(cost $379,739,377)		435,688,515
Liabilities in excess of other assets (1.1)%		(4,664,785)

NET ASSETS 100.0%		$431,023,730

Below is a list of the abbreviation(s) used in the semiannual report:

CVT — Convertible Security

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of May 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Oil & Gas Refining & Marketing	$3,098,855	$—	$—
Oil & Gas Storage & Transportation	201,806,022	—	—
Master Limited Partnerships
Oil & Gas Storage & Transportation	213,913,567	—	—
Renewable Electricity	8,662,411	—	—
Preferred Stock
Electric Utilities	3,112,285	—	—
Short-Term Investment
Affiliated Mutual Fund	5,095,375	—	—

Total	$435,688,515	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2021 were as follows:

Oil & Gas Storage & Transportation	96.5%
Renewable Electricity	2.0
Affiliated Mutual Fund	1.2
Electric Utilities	0.7
Oil & Gas Refining & Marketing	0.7

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

PGIM Jennison MLP Fund    11

Statement of Assets and Liabilities (unaudited)

as of May 31, 2021

Assets
Investments at value:
Unaffiliated investments (cost $374,644,002)	$430,593,140
Affiliated investments (cost $5,095,375)	5,095,375
Dividends receivable	452,031
Receivable for Fund shares sold	310,205
Franchise tax receivable	10,197
Prepaid expenses	1,218

Total Assets	436,462,166

Liabilities
Deferred tax liability	3,069,623
Payable for investments purchased	1,383,337
Payable for Fund shares purchased	462,391
Management fee payable	362,624
Accrued expenses and other liabilities	125,470
Distribution fee payable	30,534
Affiliated transfer agent fee payable	2,460
Trustees’ fees payable	1,997

Total Liabilities	5,438,436

Net Assets	$431,023,730

Net assets were comprised of:
Shares of beneficial interest, at par	$74,158
Paid-in capital in excess of par	480,872,216
Total distributable earnings (loss)	(49,922,644)

Net assets, May 31, 2021	$431,023,730

See Notes to Financial Statements.

Class A
Net asset value, offering price and redemption price per share,
($27,693,768 ÷ 4,847,579 shares of beneficial interest issued and outstanding)	$5.71
Maximum sales charge (5.50% of offering price)	0.33

Maximum offering price to public	$6.04

Class C
Net asset value, offering price and redemption price per share,
($28,963,761 ÷ 5,450,149 shares of beneficial interest issued and outstanding)	$5.31

Class Z
Net asset value, offering price and redemption price per share,
($335,450,108 ÷ 57,223,928 shares of beneficial interest issued and outstanding)	$5.86

Class R6
Net asset value, offering price and redemption price per share,
($38,916,093 ÷ 6,636,777 shares of beneficial interest issued and outstanding)	$5.86

See Notes to Financial Statements.

PGIM Jennison MLP Fund    13

Statement of Operations (unaudited)

Six Months Ended May 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated distributions and dividend income (net of $313,517 foreign withholding tax)	$11,911,555
Less: Return of capital on distributions	(6,614,328)
Affiliated dividend income	5,255

Total income	5,302,482

Expenses
Management fee	1,816,000
Distribution fee(a)	164,034
Transfer agent’s fees and expenses (including affiliated expense of $7,109)(a)	131,059
Tax service fees	47,562
Registration fees(a)	36,589
Custodian and accounting fees	32,656
Audit fee	29,668
Shareholders’ reports	22,397
Legal fees and expenses	9,477
Trustees’ fees	7,204
Franchise tax expense	3,047
Miscellaneous	13,143

Total expenses	2,312,836
Less: Fee waiver and/or expense reimbursement(a)	(2,489)
Distribution fee waiver(a)	(5,806)

Net expenses	2,304,541

Net Investment income (loss), before deferred taxes	2,997,941
Deferred tax benefit	45,518

Net investment income (loss), net of taxes	3,043,459

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	761,346
Deferred tax benefit	11,604
Foreign currency transactions	2,939

775,889

Net change in unrealized appreciation (depreciation) on:
Investments	99,335,871
Deferred tax benefit	1,508,168
Foreign currencies	(2,689)

100,841,350

Net gain (loss) on investment and foreign currency transactions, net of deferred taxes	101,617,239

Net Increase (Decrease) In Net Assets Resulting From Operations	$104,660,698

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	34,836	129,198	—	—
Transfer agent’s fees and expenses	14,196	12,147	104,612	104
Registration fees	6,973	6,483	16,781	6,352
Fee waiver and/or expense reimbursement	(2,489)	—	—	—
Distribution fee waiver	(5,806)	—	—	—

See Notes to Financial Statements.

PGIM Jennison MLP Fund    15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	May 31, 2021	November 30, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss), net of taxes	$3,043,459	$1,737,300
Net realized gain (loss) on investment and foreign currency transactions, net of deferred taxes	775,889	(63,889,205)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies, net of deferred taxes	100,841,350	(30,289,739)

Net increase (decrease) in net assets resulting from operations	104,660,698	(92,441,644)

Dividends and Distributions
Distributions from distributable earnings
Class A	(365,387)	—
Class C	(426,310)	—
Class Z	(4,386,337)	—
Class R6	(451,706)	—

	(5,629,740)	—

Tax return of capital distributions
Class A	(291,169)	(1,946,004)
Class C	(339,718)	(2,133,468)
Class Z	(3,495,379)	(19,420,246)
Class R6	(359,955)	(404,213)

	(4,486,221)	(23,903,931)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	75,496,443	213,307,652
Net asset value of shares issued in reinvestment of dividends and distributions	10,093,201	23,773,353
Cost of shares purchased	(61,871,280)	(247,588,752)

Net increase (decrease) in net assets from Fund share transactions	23,718,364	(10,507,747)

Total increase (decrease)	118,263,101	(126,853,322)

Net Assets:
Beginning of period	312,760,629	439,613,951

End of period	$431,023,730	$312,760,629

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 18 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of two series: PGIM Jennison 20/20 Focus Fund and PGIM Jennison MLP Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison MLP Fund (the “Fund”).

The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in Master Limited Partnerships (“MLPs”) and MLP related investments. The majority of MLPs operate in the energy sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other

PGIM Jennison MLP Fund     17

Notes to Financial Statements (unaudited) (continued)

assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, MLPs, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes

PGIM Jennison MLP Fund     19

Notes to Financial Statements (unaudited) (continued)

recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Distributions from MLPs: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2021, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The

Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 21% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2021, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed

PGIM Jennison MLP Fund     21

Notes to Financial Statements (unaudited) (continued)

all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets up to $1 billion, 0.98% of the next $2 billion, 0.96% of the next $2 billion, 0.95% of the next $5 billion and 0.94% of average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.00% for the reporting period ended May 31, 2021.

The Manager has contractually agreed, through March 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through March 31, 2022 to limit such fees to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended May 31, 2021, PIMS received $26,987 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended May 31, 2021, PIMS received $954 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

PGIM Jennison MLP Fund     23

Notes to Financial Statements (unaudited) (continued)

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2021, were $134,899,090 and $111,538,768, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended May 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$3,495,408	$80,115,847	$78,515,880	$—	$—	$5,095,375	5,095,375	$5,255

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

Currently, the federal income tax rate for a corporation is 21%. The Fund is currently using an estimated rate of 1.84% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2021	Current	Deferred	Total
Federal	$—	$21,298,429	$21,298,429
State	—	1,724,876	1,724,876
Valuation Allowance	—	(24,588,595)	(24,588,595)

Total tax expense/(benefit)	$—	$(1,565,290)	$(1,565,290)

The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount	Rate
Application of statutory income tax rate	$21,650,036	21.00%
State income taxes, net of Federal benefit	1,896,956	1.84
Change in estimated tax rate	(141,273)	(0.14)
Effect of permanent difference	(382,414)	(0.37)
Change in valuation allowance	(24,588,595)	(23.85)

Total income tax expense/(benefit)	$(1,565,290)	(1.52)%

As of May 31, 2021, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$4,048,207
Capital loss carryforward	22,692,022
Other adjustments	2,004
Valuation allowance	(12,171,723)

Deferred tax liabilities:
Net unrealized gain on investment securities (tax basis)	(10,584,146)
GAAP vs tax deferred income from MLP Investments	(7,055,987)

Net deferred tax liability	$(3,069,623)

Net operating loss carryforwards are available to offset future taxable income. The Tax Cuts and Jobs Act (TCJA) of 2017 eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation on the utilization of any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. The 80% limitation established by the TCJA was effective for the NOLs generated in the fiscal period ending in November 30, 2019. The Coronavirus Aid, Relief, and Economic Stability Act (CARES Act) was signed into law on March 27, 2020. The CARES Act delays the application of the 80% net operating loss limitation, established under the TCJA, to tax years ending November 30, 2022 and beyond. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2016	$2,215,018	November 30, 2036

PGIM Jennison MLP Fund     25

Notes to Financial Statements (unaudited) (continued)

Year-Ended	Amount	Expiration
November 30, 2017	$5,888,033	November 30, 2037
November 30, 2018	9,542,499	November 30, 2038
November 30, 2019	78,648	Indefinite

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2021. The Fund has capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2016	$16,631,491	November 30, 2021
November 30, 2018	6,727,087	November 30, 2023
November 30, 2019	15,377,804	November 30, 2024
November 30, 2020	60,615,727	November 30, 2025

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2021 were as follows:

Tax Basis	$358,455,619

Gross Unrealized Appreciation	89,700,959
Gross Unrealized Depreciation	(12,468,063)

Net Unrealized Appreciation	$77,232,896

GAAP basis may differ from tax basis due to certain tax-related adjustments.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of May 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	6,259,190	94.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	5.8%	6	76.5%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended May 31, 2021:
Shares sold	877,108	$4,253,027
Shares issued in reinvestment of dividends and distributions	123,320	649,442
Shares purchased	(948,816)	(4,525,775)

Net increase (decrease) in shares outstanding before conversion	51,612	376,694
Shares issued upon conversion from other share class(es)	322,628	1,579,690
Shares purchased upon conversion into other share class(es)	(120,161)	(602,235)

Net increase (decrease) in shares outstanding	254,079	$1,354,149

Year ended November 30, 2020:
Shares sold	1,578,594	$8,257,028
Shares issued in reinvestment of dividends and distributions	399,356	1,892,304
Shares purchased	(4,092,207)	(19,473,999)

Net increase (decrease) in shares outstanding before conversion	(2,114,257)	(9,324,667)
Shares issued upon conversion from other share class(es)	358,306	1,584,658
Shares purchased upon conversion into other share class(es)	(1,421,316)	(8,002,993)

Net increase (decrease) in shares outstanding	(3,177,267)	$(15,743,002)

Class C
Six months ended May 31, 2021:
Shares sold	876,035	$3,935,059
Shares issued in reinvestment of dividends and distributions	155,398	760,092
Shares purchased	(817,405)	(3,694,228)

Net increase (decrease) in shares outstanding before conversion	214,028	1,000,923
Shares purchased upon conversion into other share class(es)	(282,501)	(1,348,831)

Net increase (decrease) in shares outstanding	(68,473)	$(347,908)

Year ended November 30, 2020:
Shares sold	1,354,631	$6,559,332
Shares issued in reinvestment of dividends and distributions	476,239	2,116,780
Shares purchased	(3,000,858)	(12,880,773)

Net increase (decrease) in shares outstanding before conversion	(1,169,988)	(4,204,661)
Shares purchased upon conversion into other share class(es)	(285,930)	(1,280,754)

Net increase (decrease) in shares outstanding	(1,455,918)	$(5,485,415)

PGIM Jennison MLP Fund     27

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended May 31, 2021:
Shares sold	10,722,349	$54,764,974
Shares issued in reinvestment of dividends and distributions	1,459,681	7,872,006
Shares purchased	(10,485,488)	(53,140,775)

Net increase (decrease) in shares outstanding before conversion	1,696,542	9,496,205
Shares issued upon conversion from other share class(es)	267,391	1,389,008
Shares purchased upon conversion into other share class(es)	(533,038)	(2,950,108)

Net increase (decrease) in shares outstanding	1,430,895	$7,935,105

Year ended November 30, 2020:
Shares sold	38,631,634	$182,084,995
Shares issued in reinvestment of dividends and distributions	4,024,702	19,360,056
Shares purchased	(47,093,155)	(212,867,856)

Net increase (decrease) in shares outstanding before conversion	(4,436,819)	(11,422,805)
Shares issued upon conversion from other share class(es)	1,626,425	9,139,063
Shares purchased upon conversion into other share class(es)	(323,467)	(1,449,723)

Net increase (decrease) in shares outstanding	(3,133,861)	$(3,733,465)

Class R6
Six months ended May 31, 2021:
Shares sold	2,475,600	$12,543,383
Shares issued in reinvestment of dividends and distributions	149,741	811,661
Shares purchased	(95,299)	(510,502)

Net increase (decrease) in shares outstanding before conversion	2,530,042	12,844,542
Shares issued upon conversion from other share class(es)	325,333	1,932,476

Net increase (decrease) in shares outstanding	2,855,375	$14,777,018

Year ended November 30, 2020:
Shares sold	3,784,114	$16,406,297
Shares issued in reinvestment of dividends and distributions	87,769	404,213
Shares purchased	(528,986)	(2,366,124)

Net increase (decrease) in shares outstanding before conversion	3,342,897	14,444,386
Shares issued upon conversion from other share class(es)	2,231	9,749

Net increase (decrease) in shares outstanding	3,345,128	$14,454,135

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

SCA
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2021. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $1,574,000, borrowed at a weighted average interest rate of 1.45%. The maximum loan outstanding amount during the period was $1,648,000. At May 31, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Energy Sector Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. A downturn in the energy sector could have a larger impact on the Fund than on funds that are broadly diversified across many sectors and industries. At times, the performance of securities of companies in the energy sector may lag behind the performance of other sectors or industries or the broader market as a whole. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices which may result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries), market conditions, weather patterns, domestic production levels, volume of imports, energy conservation, domestic and foreign governmental regulation, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation, tariffs, and the availability and costs of local, intrastate and interstate transportation methods; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy sector is

PGIM Jennison MLP Fund     29

Notes to Financial Statements (unaudited) (continued)

highly regulated. Changes in the regulatory environment for energy companies may adversely impact their profitability. There is an inherent risk that MLPs and other companies operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Hydraulic fracturing, or “fracking,” is a relatively new technique for releasing and extracting natural gas trapped in underground shale formations. The fracking sector is facing allegations from environmentalists and some landowners that the technique may cause serious difficulties, which has led to uncertainty about the nature, extent, and cost of the environmental regulation to which it may ultimately be subject.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Master Limited Partnership Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

PGIM Jennison MLP Fund     31

Notes to Financial Statements (unaudited) (continued)

Tax Risk: The Fund’s investment policies involve complicated and in some cases unsettled accounting, tax and valuation issues that may result in unexpected and potentially significant consequences for the Fund and its shareholders. Tax risks associated with investments in the Fund include but are not limited to the following:

Distribution Risk: Due to the tax characterization of distributions made by MLPs, the Fund expects that a significant portion of its distributions will consist of return of capital for US federal tax purposes. Additionally, to the extent that the Fund’s distributions to shareholders approximately equal the distribution rate that the Fund receives from the Fund’s MLP investments and the other securities in which the Fund invests, including any income (without any deduction for Fund expenses), a larger portion of the Fund’s distribution to shareholders will consist of return of capital for US federal tax purposes. Generally, a fund distribution will constitute return of capital, rather than a qualified or other taxable dividend, to the extent that it exceeds the Fund’s current and accumulated earnings and profits. Return of capital reduces a shareholder’s adjusted cost basis in the Fund’s shares, impacting the amount of any capital gains or loss realized by the shareholder upon selling the Fund’s shares. Once a shareholder’s adjusted cost basis has been reduced to zero (due to return of capital), any further return of capital will be treated as capital gains.

Fund Structure Risk: Unlike traditional mutual funds that are structured as regulated investment companies for US federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for US federal income tax purposes. This means the Fund generally will be subject to US federal income tax on its taxable income at the rates applicable to corporations (currently a flat rate of 21%), and will also be subject to state and local income taxes. The 20% deduction for “qualified business income” and certain other items of income that will not be available to the Fund, but might be available to an individual investing directly in an MLP.

MLP Tax Risk: A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for US federal income tax purposes, which would result in the MLP being required to pay US federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

Tax Estimation/NAV Risk: In calculating the Fund’s daily net asset value (NAV), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund’s NAV, and any deferred tax asset balance (reduced by any valuation allowance) will increase the Fund’s NAV. The Fund will rely to some extent on information provided by MLPs, which may not be provided on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of these amounts could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison MLP Fund     33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2021
			Year Ended November 30,
			2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.42		$5.87		$6.50		$6.95		$7.99		$7.45
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.02		-	(b)	(0.01)		(0.05)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		(1.12)		(0.18)		0.01		(0.53)		1.01
Total from investment operations	1.43		(1.10)		(0.18)		-		(0.58)		1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-		-		-		(0.09)		-
Tax return of capital distributions	(0.06)		(0.35)		(0.45)		(0.45)		(0.37)		(0.46)
Total dividends and distributions	(0.14)		(0.35)		(0.45)		(0.45)		(0.46)		(0.46)
Net asset value, end of period	$5.71		$4.42		$5.87		$6.50		$6.95		$7.99
Total Return(c):	32.67%		(18.96)%		(3.24)%		(0.31)%		(7.55)%		14.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,694		$20,308		$45,620		$55,342		$60,440		$76,392
Average net assets (000)	$23,288		$28,294		$51,347		$64,395		$67,422		$57,191
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.50	%(f)	1.50%		1.47%		1.47%		1.47%		1.51%
Expenses after waivers and/or expense reimbursement, net of taxes	1.07	%(f)(g)	1.97	%(g)	1.43	%(g)	2.02	%(g)	0.56	%(g)	3.27	%(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.57	%(f)	1.57%		1.52%		1.52%		1.52%		1.58%
Net investment income (loss)	1.42	%(f)	0.44%		0.05%		(0.20)%		(0.46)%		(0.38)%
Net investment income (loss), net of taxes	1.43	%(f)(h)	0.45	%(h)	0.05	%(h)	(0.27	)%(h)	(0.63	)%(h)	(0.13	)%(h)
Portfolio turnover rate(i)(j)	31%		45%		23%		41%		25%		37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

Class C Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2021		2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.14		$5.56		$6.22		$6.72		$7.80		$7.33
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.02	)(b)	(0.03)		(0.07)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.29		(1.05)		(0.18)		0.02		(0.52)		0.99
Total from investment operations	1.31		(1.07)		(0.21)		(0.05)		(0.62)		0.93
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-		-		-		(0.09)		-
Tax return of capital distributions	(0.06)		(0.35)		(0.45)		(0.45)		(0.37)		(0.46)
Total dividends and distributions	(0.14)		(0.35)		(0.45)		(0.45)		(0.46)		(0.46)
Net asset value, end of period	$5.31		$4.14		$5.56		$6.22		$6.72		$7.80
Total Return(c):	31.97%		(19.49)%		(3.89)%		(1.08)%		(8.27)%		13.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,964		$22,823		$38,772		$54,739		$50,863		$41,850
Average net assets (000)	$25,911		$27,522		$47,560		$58,523		$48,552		$30,978
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement, before taxes	2.24	%(f)	2.25%		2.21%		2.20%		2.22%		2.26%
Expenses after waivers and/or expense reimbursement, net of taxes	1.81	%(f)(g)	2.72	%(g)	2.17	%(g)	2.73	%(g)	1.31	%(g)	4.02	%(g)
Expenses before waivers and/or expense reimbursement, before taxes	2.24	%(f)	2.25%		2.21%		2.20%		2.22%		2.28%
Net investment income (loss)	0.68	%(f)	(0.38)%		(0.56)%		(0.95)%		(1.20)%		(1.13)%
Net investment income (loss), net of taxes	0.69	%(f)(h)	(0.37	)%(h)	(0.56	)%(h)	(1.01	)%(h)	(1.37	)%(h)	(0.88	)%(h)
Portfolio turnover rate(i)(j)	31%		45%		23%		41%		25%		37%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Jennison MLP Fund    35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2021		2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.53		$5.98		$6.60		$7.03		$8.06		$7.49
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.03		0.02		-	(b)	(0.03)		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		(1.13)		(0.19)		0.02		(0.54)		1.02
Total from investment operations	1.47		(1.10)		(0.17)		0.02		(0.57)		1.03
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-		-		-		(0.09)		-
Tax return of capital distributions	(0.06)		(0.35)		(0.45)		(0.45)		(0.37)		(0.46)
Total dividends and distributions	(0.14)		(0.35)		(0.45)		(0.45)		(0.46)		(0.46)
Net asset value, end of period	$5.86		$4.53		$5.98		$6.60		$7.03		$8.06
Total Return(c):	32.76%		(18.60)%		(2.89)%		(0.01)%		(7.36)%		14.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$335,450		$252,513		$352,610		$387,972		$320,895		$237,076
Average net assets (000)	$286,818		$267,715		$388,262		$381,251		$300,038		$159,551
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.18	%(f)	1.20%		1.17%		1.17%		1.23%		1.27%
Expenses after waivers and/or expense reimbursement, net of taxes	0.75	%(f)(g)	1.67	%(g)	1.13	%(g)	1.73	%(g)	0.32	%(g)	3.02	%(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.18	%(f)	1.20%		1.17%		1.17%		1.23%		1.29%
Net investment income (loss)	1.74	%(f)	0.62%		0.37%		0.04%		(0.19)%		(0.11)%
Net investment income (loss), net of taxes	1.75	%(f)(h)	0.63	%(h)	0.37	%(h)	(0.02	)%(h)	(0.36	)%(h)	0.14	%(h)
Portfolio turnover rate(i)(j)	31%		45%		23%		41%		25%		37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective December 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended May 31, 2021
			Year Ended November 30,				January 26, 2018(a) through November 30, 2018
			2020		2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$4.53		$5.98		$6.59		$7.90
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.02		0.07		-	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		(1.12)		(0.23)		(0.86)
Total from investment operations	1.47		(1.10)		(0.16)		(0.86)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		-		-		-
Tax return of capital distributions	(0.06)		(0.35)		(0.45)		(0.45)
Total dividends and distributions	(0.14)		(0.35)		(0.45)		(0.45)
Net asset value, end of period	$5.86		$4.53		$5.98		$6.59
Total Return(d):	32.76%		(18.60)%		(2.89)%		(11.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,916		$17,116		$2,611		$10,722
Average net assets (000)	$28,181		$3,836		$7,303		$10,102
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.14	%(f)	1.20%		1.17%		1.17	%(f)
Expenses after waivers and/or expense reimbursement, net of taxes	0.71	%(f)(g)	1.67	%(g)	1.13	%(g)	0.34	%(f)(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.14	%(f)	1.33%		1.41%		1.33	%(f)
Net investment income (loss)	1.78	%(f)	0.53%		1.06%		(0.07	)%(f)
Net investment income (loss), net of taxes	1.79	%(f)(h)	0.54	%(h)	1.06	%(h)	0.03	%(f)(h)
Portfolio turnover rate(i)(j)	31%		45%		23%		41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Jennison MLP Fund    37

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison MLP Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MLP FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PRPAX	PRPCX	PRPZX	PRPQX
CUSIP	74440G701	74440G800	74440G883	74440G859

MF2 18 E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	July 20, 2021